Equity - Summary of Information about Dividends (Parenthetical) (Detail) - £ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure Of Information About Dividends [Abstract]
Final dividend per share		£ 0.385	£ 0.366	£ 0.349
Interim dividend per share	£ 0.249	£ 0.237	£ 0.226